Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and dividend income
Loans receivable	$ 26,025	$ 26,741	$ 29,828
Securities available for sale	6,548	6,873	8,722
Nontaxable securities available for sale	2,081	2,219	2,266
Interest-earning deposits	26	24	24
Total interest and dividend income	34,680	35,857	40,840
Interest expense:
Deposits	5,603	7,114	10,571
Advances from Federal Home loan Bank	1,665	1,780	2,609
Repurchase agreements	874	954	963
Subordinated debentures	737	733	734
Total interest expense	8,879	10,581	14,877
Net interest income	25,801	25,276	25,963
Provision for loan losses	(2,273)	1,604	2,275
Net interest income after provision for loan losses	28,074	23,672	23,688
Non-interest income:
Other-than-temporary impairment losses on debt securities		(511)
Portion of losses recognized in other comprehensive income		111
Net impairment losses recognized in earnings		(400)
Service charges	3,354	3,670	3,840
Merchant card income	1,075	983	842
Mortgage origination income	719	634	956
Realized gain from sale of securities available for sale, net	578	1,661	1,671
Income from bank owned life insurance	307	354	399
Financial services commission	980	1,250	1,071
Gain on sale of assets		412
Other operating income	827	808	860
Total non-interest income	7,840	9,372	9,639
Non-interest expenses:
Salaries and benefits	15,222	14,733	13,979
Occupancy expense	3,217	3,475	3,531
Data processing expense	2,887	2,695	2,494
Franchise and deposit tax	1,336	581	647
Intangible amortization	97	162	227
Professional services	1,331	1,773	1,605
Advertising expense	1,341	1,236	1,357
Postage and communications expense	577	567	562
Supplies expense	627	495	355
Deposit insurance and examination fees	724	727	1,539
Loss on sale of assets	25	12	13
Loss (gain) on sale of real estate owned	208	140	266
Expenses related to real estate owned	266	402	123
Loss on sale of loan note	1,781
Loss on early debt extinguishment	2,510
Other operating expenses	1,767	1,640	1,743
Total non-interest expense	33,916	28,638	28,441
Income (loss) before income tax expense	1,998	4,406	4,886
Income tax expense	(201)	644	817
Net income	2,199	3,762	4,069
Less: Dividend on preferred shares			1,007
Accretion dividend on preferred shares			222
Net income available for common shareholders	$ 2,199	$ 3,762	$ 2,840
Earnings per share available to common stockholders
Basic	$ 0.30	$ 0.50	$ 0.38
Fully diluted	$ 0.30	$ 0.50	$ 0.38
Weighted average shares outstanding - basic	7,306,078	7,483,606	7,486,445
Weighted average shares outstanding - diluted	7,306,078	7,483,606	7,486,445